Prepayments and other receivables	12 Months Ended
Dec. 31, 2011
Prepayments and other receivables

3. Prepayments and other receivables

	December 31
	2010	2011
	RMB	RMB

Rental deposit	2,554,234	4,293,987
Advances to suppliers	1,798,055	2,342,214
Staff advances	2,566,536	1,574,345
Deferred expenses relating to the initial public offering (1)	13,796,622	—
Prepaid bandwidth cost	1,324,391	2,500,667
Prepaid professional expenses	—	1,264,680
Prepaid rental expenses	1,332,782	1,575,795
Prepaid promotion and marketing expenses	1,627,266	2,001,853
Others	3,299,918	2,335,196

Total	28,299,804	17,888,737

(1) - Deferred expenses relating to the initial public offering represent costs incurred by the Company directly attributable to a proposed offering of the Company’s equity shares in the United States and they were charged against the gross proceeds from such offering and net of the additional paid in capital. The unpaid deferred expenses relating to the initial public offering were RMB 9,822,804 and zero as of December 31, 2010 and 2011, respectively (Note 9).